Property and Equipment, Net	12 Months Ended
Aug. 31, 2019
Property and Equipment, Net
Property and Equipment, Net

8.   Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of August 31,
	2018	2019	2019
	RMB	RMB	US$
Furniture	45,833	60,071	8,396
Electronic equipment	121,036	184,265	25,756
Vehicles	2,594	3,828	535
Leasehold improvements	634,546	800,545	111,897
Buildings	44,776	44,776	6,259
	848,785	1,093,485	152,843
Less: accumulated depreciation	(412,953)	(539,076)	(75,350)

Construction in progress	14,158	13,578	1,898
Property and equipment, net	449,990	567,987	79,391

For the years ended August 31, 2017, 2018 and 2019, the Group recorded depreciation expenses of RMB62,483, RMB112,294 and RMB152,801 (US$21,358), respectively.

No impairment charges were recognized on the property and equipment for the years ended August 31, 2017, 2018 and 2019.